Common Stock and Stock Purchase Warrants (Details)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Dividend yield	0.00%	0.00%
Minimum [Member]
Expected term in years	1 year 1 month 6 days	1 year 10 months 24 days
Risk-free interest rates	0.50%	0.40%
Volatility	73.00%	95.00%
Maximum [Member]
Expected term in years	4 years 10 months 24 days	3 years 8 months 12 days
Risk-free interest rates	1.76%	1.17%
Volatility	107.00%	113.00%